COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
SL BIO LTD
COMMITMENTS AND CONTINGENCIES
Purchase commitment	$ 0	$ 17,458